S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jul. 30, 2025 USD ($) $ / shares shares
Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,566,667
Price Paid or to be Paid for Securities, Total Amount	$ 24,673.92
Range Capital Acquisition Sponsor II, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 20,000
Range Capital Acquisition Sponsor II, LLC [Member] | Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,566,667
Price Paid or to be Paid for Securities, Total Amount	$ 24,673.92
Range Capital Acquisition Sponsor II, LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	390,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,900,000
Range Capital Acquisition Sponsor II, LLC [Member] | Private Placement Units Over Allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	420,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,200,000
Range Capital Acquisition Sponsor II, LLC [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	250,000
Our Initial Shareholders And Their Respective Affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10